CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Revenues:
Membership	$ 139,490		$ 85,725		$ 47,919
Online marketing services	125,033		58,457		28,509
Other services	455		1,565		10,694
Total revenues	264,978		145,747		87,122
Cost of revenues	13,844	[1]	8,471	[1]	10,406	[1]
Gross profit	251,134		137,276		76,716
Operating expenses:
Sales and marketing expenses	180,148		84,534		76,422
Research and development expenses	43,676		25,138		18,464
General and administrative expenses	20,633		12,983		13,088
Total operating expenses	244,457	[1]	122,655	[1]	107,974	[1]
Income/(loss) from operations	6,677		14,621		(31,258)
Other income/(expenses):
Interest income	8,527		603		233
Investment income/(loss), net	10,245		2,728		(355)
Foreign currency exchange gain/(loss), net	(2,510)		548		(62)
Others, net	5,891		1,057		1,041
Income/(loss) before tax	28,830		19,557		(30,401)
Income tax expense	(6,186)
Net income/(loss)	22,644		19,557		(30,401)
Accretion to preference shares redemption values			(9,134)		(10,233)
Income attributable to preference shareholders			(1,230)
Net income/(loss) attributable to ordinary shareholders	22,644		9,193		(40,634)
Net income/(loss)	22,644		19,557		(30,401)
Foreign currency translation adjustment, net of nil tax	396		(570)		(48)
Unrealized loss on available-for-sale securities	(1,111)
Comprehensive income/(loss)	$ 21,929		$ 18,987		$ (30,449)
Net income/(loss) per ordinary share attributable to ordinary shareholders - basic	$ 0.13		$ 0.14		$ (0.92)
Net income/(loss) per ordinary share attributable to ordinary shareholders - diluted	$ 0.13		$ 0.13		$ (0.92)
Net income/(loss) per ADS-basic (1 ADS represents 2 Class A ordinary shares)	$ 0.27		$ 0.29		$ (1.84)
Net income/(loss) per ADS-diluted (1 ADS represents 2 Class A ordinary shares)	$ 0.26		$ 0.27		$ (1.84)
Weighted average number of ordinary shares used in computing basic earnings per share	168,589,273		63,717,007		44,245,388
Weighted average number of ordinary shares used in computing diluted earnings per share	174,024,997		69,159,524		44,245,388

[1]	Share-based compensation expenses were allocated in cost of revenues and operating expenses as follows: